Goodwill (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Abstract]
Goodwill cost, Beginning	$ 348,441	$ 348,441
Goodwill additions
Goodwill disposals
Goodwill cost, Ending	$ 348,441	$ 348,441